Securities sold under repurchase agreements and interbank and institutional market funds (Details 3) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Debt securities	R$ 46,677	R$ 54,540
Subordinated Financial Bills [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 20,256	16,306
B R L [Member] | One Hundred And Fourteen Percentage Of Selic [Member] | Subordinated Financial Bills [Member]
IfrsStatementLineItems [Line Items]
Maturity	Perpetual
B R L [Member] | One Hundred And Fourteen Percentage Of Selic [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 2,146
Issue	2019
Return p.a.	114% of SELIC
Debt securities	R$ 2,237	2,249
B R L [Member] | Selic Plus One Point One Seven Percentage To One Point One Nine Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 935
Issue	2019
Maturity	Perpetual
Return p.a.	SELIC + 1.17% to 1.19%
Debt securities	R$ 1,052	1,047
B R L [Member] | Cdi Plus Zero Point Seven Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 50
Issue	2019
Maturity	2028
Return p.a.	CDI + 0.72%
Debt securities	R$ 71	62
B R L [Member] | Cdi Plus Zero Point Seven Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 2,281
Issue	2019
Return p.a.	CDI + 0.75%
Debt securities	R$ 3,227	2,834
B R L [Member] | Cdi Plus Zero Point Seven Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine Memberenty Eight [Member]
IfrsStatementLineItems [Line Items]
Maturity	2029
B R L [Member] | Cdi Plus One Point Eight Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 450
Issue	2020
Maturity	2029
Return p.a.	CDI + 1.85%
Debt securities	R$ 633	550
B R L [Member] | Ipca Plus Four Point Six Four Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 106
Issue	2020
Maturity	2030
Return p.a.	IPCA + 4.64%
Debt securities	R$ 151	138
B R L [Member] | Cdi Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,556
Issue	2020
Maturity	2030
Return p.a.	CDI + 2%
Debt securities	R$ 2,199	1,907
B R L [Member] | Cdi Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty One [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 5,488
Issue	2021
Maturity	2031
Return p.a.	CDI + 2%
Debt securities	R$ 7,469	6,478
B R L [Member] | Cdi Plus Two Point Four Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,005
Issue	2022
Maturity	Perpetual
Return p.a.	CDI + 2.4%
Debt securities	R$ 1,029	1,041
B R L [Member] | One Hundred And Two Percenatge Of Cdi [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,161
Issue	2023
Maturity	2034
Return p.a.	102% of CDI
Debt securities	R$ 1,141
B R L [Member] | Cdi Plus Zero Point Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 108
Issue	2023
Maturity	2034
Return p.a.	CDI + 0.2%
Debt securities	R$ 107
B R L [Member] | Ten Point Six Three Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 122
Issue	2023
Maturity	2034
Return p.a.	10.63%
Debt securities	R$ 121
B R L [Member] | Cdi Plus One Point Nine Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 700
Issue	2023
Maturity	Perpetual
Return p.a.	CDI + 1.9%
Debt securities	R$ 713
B R L [Member] | I P C A Plus Five Point Four Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 107
Issue	2023
Maturity	2034
Return p.a.	IPCA + 5.48%
Debt securities	R$ 106
United States of America, Dollars | Subordinated Euronotes [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 19,262	30,502
United States of America, Dollars | Five Point One Three Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	5.13%
United States of America, Dollars | Five Point One Three Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,870
Debt securities		9,735
United States of America, Dollars | Seven Point Seven Two Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	7.72%
United States of America, Dollars | Seven Point Seven Two Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 1,250
Debt securities	R$ 6,042	6,516
United States of America, Dollars | Six Point Five Zero Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	6.50%
United States of America, Dollars | Six Point Five Zero Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 750
Debt securities	R$ 3,709	3,985
United States of America, Dollars | Four Point Five Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.50%
United States of America, Dollars | Four Point Five Zero Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 750
Debt securities	R$ 3,640	3,932
United States of America, Dollars | Four Point Six Three Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.63%
United States of America, Dollars | Four Point Six Three Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 700
Debt securities	R$ 3,441	3,708
United States of America, Dollars | Three Point Eight Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty One [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.88%
United States of America, Dollars | Three Point Eight Eight Percentage [Member] | Subordinated Euronotes [Member] | Two Thousand And Thirty One [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 501
Debt securities	R$ 2,430	2,623
United States of America, Dollars | Six Point Eight Zero Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	6.80%
United States of America, Dollars | Six Point Eight Zero Percentage [Member] | Subordinated Euronotes [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 200
Debt securities		3
United States of America, Dollars | Three Point Five Zero Percentage To Four Point Nine Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Three [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.50% to 4.92%
United States of America, Dollars | Four Point Seven Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.75%
United States of America, Dollars | Four Point Three Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.35%
United States of America, Dollars | Three Point Nine Zero Percentage To Three Point Nine Six Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.90% to 3.96%
United States of America, Dollars | Four Point Four Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Six [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.48%
United States of America, Dollars | Three Point Nine Three Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Eight [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.93%
United States of America, Dollars | Four Point One Five Percentage To Four Point Two Nine Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Forty [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.15% to 4.29%
United States of America, Dollars | Four Point Four Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Forty Two [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	4.45%
United States of America, Dollars | Three Point Eight Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	3.80%
United States of America, Dollars | Ipc Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	IPC + 2%
United States of America, Dollars | Ipc Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	IPC + 2%
United States of America, Dollars | Lib [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Return p.a.	LIB
U S D [Member] | Five Point One Three Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Issue	2012
Maturity	2023
U S D [Member] | Seven Point Seven Two Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2017
Maturity	Perpetual
U S D [Member] | Six Point Five Zero Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2018
Maturity	Perpetual
U S D [Member] | Four Point Five Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Nine [Member]
IfrsStatementLineItems [Line Items]
Issue	2019
Maturity	2029
U S D [Member] | Four Point Six Three Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2020
Maturity	Perpetual
U S D [Member] | Three Point Eight Eight Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2021
U S D [Member] | Three Point Eight Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty One [Member]
IfrsStatementLineItems [Line Items]
Maturity	2031
U S D [Member] | Six Point Eight Zero Percentage [Member] | Subordinated Financial Bills [Member] | Perpetual [Member]
IfrsStatementLineItems [Line Items]
Issue	2022
Maturity	Perpetual
Chile, Pesos | Subordinated Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 6,138	6,555
Chile, Pesos | Three Point Five Zero Percentage To Four Point Nine Two Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Three [Member]
IfrsStatementLineItems [Line Items]
Principal amount	180,351
Debt securities	1,366	1,476
Chile, Pesos | Four Point Seven Five Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Principal amount	97,962
Debt securities	1,060	1,133
Chile, Pesos | Four Point Three Five Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	105	112
Chile, Pesos | Three Point Nine Zero Percentage To Three Point Nine Six Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	242	257
Chile, Pesos | Four Point Four Eight Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Six [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	1,152	1,225
Chile, Pesos | Three Point Nine Three Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Eight [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	839	892
Chile, Pesos | Four Point One Five Percentage To Four Point Two Nine Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Forty [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	647	687	R$ 335
Chile, Pesos | Four Point Four Five Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Forty Two [Member]
IfrsStatementLineItems [Line Items]
Principal amount	1,060,250
Debt securities	315
Chile, Pesos | Three Point Eight Zero Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	57,168
Debt securities	R$ 412	438
C L P [Member] | Three Point Five Zero Percentage To Four Point Nine Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Three [Member]
IfrsStatementLineItems [Line Items]
Issue	2008
Maturity	2033
C L P [Member] | Four Point Seven Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Issue	2009
Maturity	2035
C L P [Member] | Four Point Three Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Two [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2032
C L P [Member] | Three Point Nine Zero Percentage To Three Point Nine Six Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Five [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2035
C L P [Member] | Four Point Four Eight Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Six [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2036
C L P [Member] | Three Point Nine Three Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Eight [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2038
C L P [Member] | Four Point One Five Percentage To Four Point Two Nine Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Forty [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2040
C L P [Member] | Four Point Four Five Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Forty Two [Member]
IfrsStatementLineItems [Line Items]
Issue	2010
Maturity	2042
C L P [Member] | Three Point Eight Zero Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Thirty Four [Member]
IfrsStatementLineItems [Line Items]
Issue	2014
Maturity	2034
Colombia, Pesos | Subordinated Bonds [Member]
IfrsStatementLineItems [Line Items]
Debt securities	R$ 1,021	1,177
Colombia, Pesos | Ipc Plus Two Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Principal amount	146,000
Debt securities	186	161
Colombia, Pesos | Ipc Plus Two Percentage [Member] | Subordinated Bonds [Member] | Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Principal amount	104,000
Debt securities		115
Colombia, Pesos | Lib [Member] | Subordinated Bonds [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Principal amount	780,392
Debt securities	R$ 835	R$ 901
C O P [Member] | Ipc Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Eight [Member]
IfrsStatementLineItems [Line Items]
Issue	2013
Maturity	2028
C O P [Member] | Ipc Plus Two Percentage [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Three [Member]
IfrsStatementLineItems [Line Items]
Issue	2013
Maturity	2023
C O P [Member] | Lib [Member] | Subordinated Financial Bills [Member] | Two Thousand And Twenty Four [Member]
IfrsStatementLineItems [Line Items]
Issue	2014
Maturity	2024